Cash and Cash Equivalents (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 327	$ 187
Short-term investments, classified as cash equivalents	$ 1,448	$ 2,679